8. TRANSACTIONS INVOLVING RELATED PARTIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Due to related parties	$ 759,415
Antonios Bertsos [Member]
Due to related parties	47,604
Mim Maritime Inc. (Guarantee) [Member]
Due to related parties	538,572
Non executive directors (Annual compensation - cash portion)[Member]
Due to related parties	16,000
Mim Maritime Inc. (as Manager) [Member]
Due to related parties	$ 157,239